Employee benefits - Summary of Sensitivity Analysis for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions
Mar. 31, 2020 INR (₨)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Impact on scheme liabilities, due to increase in assumption	₨ 303.6
Impact on scheme liabilities, due to decrease in assumption	355.8
Impact on service cost and interest cost, due to increase in assumption	104.3
Impact on service cost and interest cost, due to decrease in assumption	₨ 144.4
Salary escalation rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, decrease	1.00%
Impact on scheme liabilities, due to increase in assumption	₨ 345.2
Impact on scheme liabilities, due to decrease in assumption	301.2
Impact on service cost and interest cost, due to increase in assumption	139.0
Impact on service cost and interest cost, due to decrease in assumption	₨ 109.5